Mezzanine equity (Details Narrative) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended		9 Months Ended			12 Months Ended							83 Months Ended
	Aug. 28, 2024 USD ($) $ / shares shares	Aug. 28, 2024 CNY (¥) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2017 CNY (¥)
Redemption value	$ 131,300	¥ 940.4													$ 88,200	¥ 619.0
Redemption description															The redemption price shall be the principal amount, plus interest varying from 8% to 12% per annum corresponding to different round financings for the period from the date on which the shares were issued by Autozi Internet Technology to the date on which such redeemable equity interests are redeemed with cash settlement.	The redemption price shall be the principal amount, plus interest varying from 8% to 12% per annum corresponding to different round financings for the period from the date on which the shares were issued by Autozi Internet Technology to the date on which such redeemable equity interests are redeemed with cash settlement.
Redeemable ordinary share principal amount						$ 60,300			$ 60,300								¥ 440.0
Interest amount			$ 3,900	¥ 27.2		54,800	¥ 399.5
Principal amount outstanding						3,400			3,400								¥ 25.0
Interest amount outstanding						400	¥ 2.7
Redeemable equity interest and received								$ 153	162	$ 98	$ 8,300	¥ 54.8	$ 2,900	¥ 20.0
Accumulated deficit | ¥																			¥ 200.0
Redemption interest					10.00%								12.00%	12.00%
Investment obligation			15,200		$ 16,616	14,893		16,616	14,893									¥ 106.4
Principal amount			$ 11,300			$ 118,860			$ 118,860									¥ 79.2
Redeemable equity per share price | $ / shares	$ 2.6933
Common Class A [Member]
Number of mezzanine equity converted into Class A ordinary shares | shares	28,900,700	28,900,700